SUPPLEMENT DATED APRIL 5, 2006 TO THE
                   FIRST INVESTORS LIFE SERIES FUND PROSPECTUS

                                DATED MAY 1, 2005


     This supplement supersedes the supplement dated February 28, 2006.

     The information regarding George V. Ganter in the fifth paragraph on page 72 under the "Fund Management" section is deleted in its entirety and replaced as follows:



     Martin F. Fetherston, CFA, serves as Portfolio Manager for the Investment Grade Fund. Mr. Fetherston also manages another First Investors Fund. Prior to joining FIMCO in 2006, Mr. Fetherston was employed as a Senior Portfolio Manager (2004-2005) and Portfolio Manager (2001-2004) at The Dreyfus Corporation and was Director, Corporate Trading (1997-2001) at The Guardian Life Insurance Company of America.

                     SUPPLEMENT DATED APRIL 5, 2006 TO THE
                        FIRST INVESTORS LIFE SERIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                 BLUE CHIP FUND
                              CASH MANAGEMENT FUND
                                 DISCOVERY FUND
                               FOCUSED EQUITY FUND
                                 GOVERNMENT FUND
                                   GROWTH FUND
                                 HIGH YIELD FUND
                          INTERNATIONAL SECURITIES FUND
                              INVESTMENT GRADE FUND
                            TARGET MATURITY 2007 FUND
                            TARGET MATURITY 2010 FUND
                            TARGET MATURITY 2015 FUND
                                   VALUE FUND

                                DATED MAY 1, 2005

     This supplement supersedes the supplement dated February 28, 2006.



1. The information regarding Life Series Investment Grade Fund in the section "Portfolio Managers" under the heading "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2004" on page I-14 is supplemented with the following:


A. OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS FOR FISCAL YEAR ENDED DECEMBER 31, 2004(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 TOTAL ASSETS IN THE
                                                                    NUMBER       TOTAL           NUMBER OF         ACCOUNTS WHICH
NAME OF PORTFOLIO MANAGER AND     OTHER ACCOUNTS MANAGED           OF OTHER     OF OTHER      ACCOUNTS WHICH   ADVISORY FEE IS BASED
  FUND COVERED BY THIS SAI                                         ACCOUNTS     ACCOUNTS      ADVISORY FEE IS      ON ACCOUNT
                                                                             (in millions)   BASED ON ACCOUNT      PERFORMANCE
                                                                                               PERFORMANCE         (in millions)
------------------------------------------------------------------------------------------------------------------------------------

                                                     FIMCO'S PORTFOLIO MANAGERS:
------------------------------------------------------------------------------------------------------------------------------------
Martin F. Fetherston:           Other Registered Investment           1         $241.1            None                 $0
                                Companies
                                ----------------------------------------------------------------------------------------------------
Life Series Investment Grade    Other Pooled Investment Vehicles     None          $0             None                 $0
                                ----------------------------------------------------------------------------------------------------
                                Other Accounts                       None          $0             None                 $0
------------------------------------------------------------------------------------------------------------------------------------

     (1) Information for Martin F. Fetherston is as of April 3, 2006.


     2. The information regarding Life Series Investment Grade Fund in the section "Portfolio Managers" under the heading "D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2004 on page I-21 is supplemented with the following:

D.  PORTFOLIO MANAGER FUND OWNERSHIP FOR FISCAL YEAR ENDED DECEMBER 31, 2004(2)

------------------------------------------------------------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
------------------------------------------------------------------------------------------------------------------------------------
NAME                              FUND                                  DOLLAR  RANGE OF FUND  OWNERSHIP (DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

Martin F. Fetherston              Life Series Investment Grade                             None

------------------------------------------------------------------------------------------------------------------------------------

     (2) Information for Martin F. Fetherston is as of April 3, 2006.

3. Under Appendix "A" for the Life Series Investment Grade Fund, page I-A-9 is replaced with the following:

     INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS LIFE SERIES FUNDS

                                                                |X| FUND USES OR CURRENTLY  -  FUND DOES NOT CURRENTLY
LIFE SERIES INVESTMENT GRADE FUND                                   ANTICIPATES USING          ANTICIPATE USING

----------------------------------------------------------------------------------------------------------------------

DEBT SECURITIES                                                 |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS          |X|
     CORPORATE BONDS AND NOTES                                  |X|
     CONVERTIBLE DEBT SECURITIES                                -
     HIGH YIELD SECURITIES                                      |X|
     MORTGAGE-BACKED SECURITIES                                 |X|
     OTHER ASSET-BACKED SECURITIES                              |X|
     MUNICIPAL SECURITIES                                       -
     SYNDICATED BANK LOANS                                      -
     U.S. GOVERNMENT SECURITIES                                 |X|
     VARIABLE AND FLOATING RATE SECURITIES                      |X|
     ZERO COUPON AND PAY-IN-KIND BONDS                          |X|
EQUITY SECURITIES                                               -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS              -
     SHARES OF OTHER INVESTMENT COMPANIES                       -
     SHARES OF EXCHANGE TRADED FUNDS*                           -
     REAL ESTATE INVESTMENT TRUSTS                              -
FOREIGN SECURITIES EXPOSURE                                     |X|
     DEPOSITORY RECEIPTS                                        -
     FOREIGN SECURITIES TRADED IN THE U.S.                      |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS               -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS              -
DERIVATIVES                                                     -
     CREDIT-LINKED SECURITIES                                   -
     INVERSE FLOATERS                                           -
     INTEREST RATE SWAPS                                        -
RESTRICTED AND ILLIQUID SECURITIES                              |X|
WHEN-ISSUED SECURITIES                                          |X|
STAND-BY COMMITMENTS                                            -
OPTIONS                                                         -
FUTURES                                                         -
REPURCHASE AGREEMENTS                                           -
TEMPORARY BORROWING                                             |X|
TEMPORARY DEFENSIVE INVESTMENTS                                 |X|